OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2025
Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 9:-	OTHER COMPREHENSIVE INCOME (LOSS)

The following table shows the changes in accumulated other comprehensive income (loss), for the six months ended June 30, 2025:

	Six months ended June 30, 2025
	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Total

Beginning balance	$(7,188)	$1,068	$(6,120)

Other comprehensive income before reclassifications	725	3,367	4,092
Amounts reclassified from accumulated other comprehensive income	-	(815)	(815)

Net current-period other comprehensive income	725	2,552	3,277

Ending balance	$(6,463)	$3,620	$(2,843)